FINANCIAL INCOME/EXPENSE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2021 USD ($)
Disclosure Of Finance Income Expense [Line Items]
Carrying amount of loan derecognized								$ 37,578,946
Fair value of loan	$ 33,287,041
Loss on refinancing of RSP loans	(4,292,000)	$ 0	$ 0
Loss on re-estimate of timing of cash flows of RSP loans	1,745,322	0	0
Impairment of RSP loans	$ 13,117,000	$ 0	$ 0
Probability of Redemption | RSP loans
Disclosure Of Finance Income Expense [Line Items]
Significant unobservable input, assets				0.30	0.30	0.20	0.20